Performance Shares (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Performance Share Plan Shinhan Financial Group	Dec. 31, 2008 Shinhan Financial Group	Dec. 31, 2009 Shinhan Financial Group	Dec. 31, 2007 Shinhan Financial Group
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Granted	935,900	935,900	808,700
Unvested		(732,856)	(1,860,758)	(674,238)	(3,955,998)
Number of performance shares, Ending Balance		203,044